Derivative Instruments and Hedging Activities Other Derivatives (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	$ (22.8)	$ 0.6
Commodity swaps [Member] | Cost of goods sold [Member]
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	(1.6)	(0.6)
Foreign currency forwards [Member] | Cost of goods sold [Member]
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	(0.1)	$ 1.2
Swaption [Member] | Interest Expense [Member]
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	$ (21.1)